Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
+ Net profit (loss)	€ (20,854)	€ (10,399)
Actuarial gains and losses net of tax	50	238
that will never be reclassified to profit or loss	50	238
Exchange differences on translation of foreign operations	205	159
that are or may be reclassified to profit or loss	205	159
Total comprehensive income (loss)	(20,599)	(10,002)
Attributable to owners of the Company	€ (20,599)	€ (10,002)